CAPITAL ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 18,775
Ending Balance	20,236	$ 18,775
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	22,091	16,690
Additions	4,011	5,441
Disposals	(545)	(40)
Derecognition	(275)
PST Rebate	(137)
Ending Balance	25,145	22,091
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,316)	(1,305)
Disposals	203	4
Derecognition	116
Ending Balance	(4,909)	(3,316)
Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	289	320
Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	1,623	1,695
Computer Hardware & Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	41
Ending Balance	69	41
Computer Hardware & Software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	193	193
Additions	42
Ending Balance	235	193
Computer Hardware & Software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(152)	(132)
Ending Balance	(166)	(152)
Computer Hardware & Software | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	14	20
Equipment.
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,001
Ending Balance	1,570	2,001
Equipment. | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,749	1,194
Additions	459	1,017
Transfer on purchase		578
Disposals	(545)	(40)
PST Rebate	(48)
Ending Balance	2,615	2,749
Equipment. | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(748)	(456)
Transfer on purchase	112
Disposals	203	4
Ending Balance	(1,045)	(748)
Equipment. | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	5	7
Equipment. | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	383	289
Buildings & Structures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	12,120
Ending Balance	15,213	12,120
Buildings & Structures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	12,632	8,587
Additions	713	4,045
Transfer on purchase	4,466
PST Rebate	(89)
Ending Balance	17,722	12,632
Buildings & Structures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(512)
Transfer on purchase	1,114
Ending Balance	(2,509)	(512)
Buildings & Structures | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	883	512
Right of use asset- Office Lease
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,017
Ending Balance	2,115	1,017
Right of use asset- Office Lease | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,776	1,683
Additions	1,443	93
Ending Balance	3,219	1,776
Right of use asset- Office Lease | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(759)	(479)
Ending Balance	(1,104)	(759)
Right of use asset- Office Lease | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	257	280
Right of use asset- Office Lease | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	88
Right of use asset- Equipment Leases
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,293
Ending Balance	1,269	1,293
Right of use asset- Equipment Leases | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,944	2,522
Additions	1,354
Transfer on purchase	(1,669)	(578)
Derecognition	(275)
Ending Balance	1,354	1,944
Right of use asset- Equipment Leases | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(651)	(238)
Transfer on purchase	(640)
Derecognition	116
Ending Balance	(85)	(651)
Right of use asset- Equipment Leases | Accumulated depreciation | G&A
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	13	13
Right of use asset- Equipment Leases | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	177	400
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,303
Ending Balance		2,303
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,797	2,511
Additions		286
Transfer on purchase	(2,797)
Ending Balance		2,797
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(494)
Transfer on purchase	(586)
Ending Balance		(494)
Leasehold improvements | Accumulated depreciation | E&E
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 92	$ 494